UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON FORM 13F FILED ON MAY 11, 2006 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON AUGUST 14, 2006.

Report for the Calendar Year or Quarter Ended:     MARCH 31, 2006

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Davidson Kempner Capital Management LLC
Address:   65 East 55th Street, 19th Floor
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy I. Levart
Title:   Chief Operating Officer
Phone:   212-446-4020

Signature, Place, and Date of Signing:

  Timothy I. Levart  New York  August 11, 2006


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       6

Form 13F Information Table Value Total:       184,205,000



List of Other Included Managers:







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FORM 13F INFORMATION TABLE
Report date: 3/31/06
Reporting Manager: Davidson Kempner Capital Management LLC



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  	SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  	PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- 	--- ---- ------- ------------ -------- -------- -------

ALBERTSON INC			CS		013104104 55,631.05 2,167,162	 SH	SOLE		     2,167,162
ENGELHARD CORP			CS		292845104 11,819.62   298,400 	 SH	SOLE		       298,400
EDUCATION MANAGEMENT CORP	CS		28139T101 47,840.00 1,150,000	 SH	SOLE		     1,150,000
INDEPENDENCE COMMUNITY BANK CO	CS		453414104 47,274.50 1,135,042	 SH	SOLE		     1,135,042
MAXTOR CORP			CS		577729205 12,519.78 1,309,600	 SH	SOLE		     1,309,600
STEWART & STEVENS		CS		860342104  9,120.00   250,000	 SH	SOLE		       250,000
							 184,204.95

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